PROVISIONS AND CONTINGENT PROVISIONS (Tables)	12 Months Ended
Dec. 31, 2018
Provisions [abstract]
Schedule of composition provisions
As of December 31, 2018 and 2017, the composition is as follows:

	As of December 31,
	2018	2017
	MCh$	MCh$

Provisions for personnel salaries and expenses	93,379	97,576
Provisions for mandatory dividends	178,600	168,840
Provisions for contingent loan risk*	23,709	9,480
Other	620	599
Total	305,271	303,798

* Under IFRS 9 disclosure requeriments

Schedule of activity regarding provision
Below is the activity regarding provisions during the years ended December 31, 2018 and 2017

	Personnel salaries and expenses	Mandatory Dividend	Contingencies
	MCh$	MCh$	MCh$

Balances as of January 1, 2018	97,576	168,840	27,303
Provisions established	80,912	178,600	19,447
Application of provisions	(72,975)	-	(4,431)
Provisions released	(3,195)	(168,840)	(33,356)
Reclassifications	-	-	-
Other	(8,939)	-	-

Balances as of December 31, 2018	93,379	178,600	8,963

Balances as of January 1, 2017	72,592	142,815	65,404
Provisions established	106,687	168,840	8,645
Application of provisions	(81,703)	(142,815)	(389)
Provisions released	-	-	(46,357)
Reclassifications	-	-	-
Other	-	-	-

Balances as of December 31, 2017	97,576	168,840	27,303

Schedule of provisions for personnel salaries and expenses
Provisions for personnel salaries and expenses includes:

	As of December 31,
	2018	2017
	MCh$	MCh$

Provision for seniority compensation	9,531	17,874
Provision for stock-based personnel benefits	-	-
Provision for performance bonds	59,633	53,947
Provision for vacations	22,792	23,039
Provision for other personnel benefits	1,423	2,716
Total	93,379	97,576

Schedule of provisions for contingent loan risk

An analysis of changes in the corresponding ECL allowance is, as follows:

	Stage 1		Stage 2		Stage 3		TOTAL
	Individual	Collective	Individual	Collective	Individual	Collective
ECL allowance at January 1, 2018	1,028	16,261	219	187	2,884	3,182	23,761
Transfer
Transfers to stage 2	(30)	-	65	-	-	-	35
Transfers to stage 3	(1)	-	-	-	328	-	327
Transfers to stage 3	-	-	(11)	-	567	-	556
Transfers to stage 1	1	-	(7)	-	-	-	(6)
Transfers to stage 2	-	-	-	-	-	-	-
Transfers to stage 1	-	-	-	-	(1)	-	(1)
Net changes on financial assets	115	683	3	(37)	54	(77)	741
Writte-off	-	-	-	-	-	-	-
Foreign Exchange adjustments	(32)	(1,874)	(10)	22	24	166	(1,704)
At 31 December 2018	1,081	15,070	259	172	3,856	3,271	23,709